Risk Management and Derivatives (Credit Risk-Related Contingent Features) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Net exposure under contracts	$ 0
Forward Contracts
Derivative [Line Items]
Collateral posted for hedges	$ 400,000	$ 1,000,000